SUBSEQUENT EVENTS (Details) - USD ($)				12 Months Ended
	Jan. 06, 2020	Mar. 12, 2019	Nov. 17, 2017	Dec. 31, 2019
Disclosure of subsequent events
Issue Price Per Unit			$ 1.46
Gross Proceeds from Issue of Units			$ 37,487,497
Basis of exchange of warrants		0.085		0.00085
Warrant
Disclosure of subsequent events
Aggregate common shares to purchase	157,721
Exercise price of common share	$ 5.1689
At The Market Offering
Disclosure of subsequent events
Gross Proceeds from Issue of Units	$ 10,000,000
At The Market Offering | Warrant
Disclosure of subsequent events
Basis of exchange of warrants	1
Exercise Price of Warrants	$ 4.1351
Maturity Period of Warrants	4 years
At The Market Offering | Prefunded Warrants
Disclosure of subsequent events
Exercise Price of Warrants	$ 0.0001
At The Market Offering | Series A Units
Disclosure of subsequent events
Number of Units Issued	1,185,000
Issue Price Per Unit	$ 4.1351
Common Shares in Units Issued	1
At The Market Offering | Series A Units | Warrant
Disclosure of subsequent events
Basis of exchange of warrants	1
At The Market Offering | Series B Units
Disclosure of subsequent events
Number of Units Issued	1,241,490
Issue Price Per Unit	$ 4.1350
At The Market Offering | Series B Units | Warrant
Disclosure of subsequent events
Basis of exchange of warrants	1
At The Market Offering | Series B Units | Prefunded Warrants
Disclosure of subsequent events
Basis of exchange of warrants	1